CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net (loss) income from operations	¥ (587,102)	$ (80,432)	¥ 10,354	¥ 85,233
Less: net income/(loss) from discontinued operation	(51,673)	(7,079)	(11,980)	87,295
Net (loss)/income from continuing operations	(535,429)	(73,353)	22,334	(2,062)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities of continuing operations:
Depreciation and amortization	41,105	5,631	46,880	67,704
Amortization of operating lease right-of-use asset	87,764	12,024	121,299	136,875
Allowance for credit loss	72,462	9,926		378
Impairment of Goodwill	49,416	6,770	0	0
Impairment of long-lived assets	272,620	37,349	0	0
Impairment of Long-term Investment	20,634	2,827
Loss on disposal of property and equipment	1,466	201	1,306	636
Deferred income tax (benefit) expense	28,043	3,842	(9,844)	(18,300)
Share based compensation expense	1,341	183	2,743	11,384
Investment (income) loss	(22,369)	(3,065)	4,315	(2,572)
Foreign currency exchange loss, net	334	46	901	325
Changes in operating assets and liabilities:
Amounts due from related parties	11,348	1,555	29	45
Prepaid expenses and other current assets	28,061	3,844	(18,850)	7,770
Other non-current assets	3,498	479	1,962	13,751
Accounts payable	7,156	980	(531)	1,083
Amounts due to related parties	21,720	2,976		(2)
Income taxes payable	2,629	360	1,824	3,796
Deferred revenue	(92,825)	(12,717)	(104,341)	(109,339)
Accrued expenses and other current liabilities	(22,332)	(3,059)	99,463	32,529
Operating lease liabilities	(81,150)	(11,118)	(147,705)	(142,636)
Other non-current liabilities	(433)	(59)	(317)	(319)
Net cash provided by/(used in) operating activities from continuing operations	(104,941)	(14,378)	21,468	1,046
Net cash used in operating activities from discontinued operation	(16,514)	(2,262)	(140,403)	(28,574)
Net cash used in operating activities	(121,455)	(16,640)	(118,935)	(27,528)
Investing activities:
Purchase of property and equipment and intangible assets	(65,551)	(8,980)	(34,709)	(29,401)
Proceeds from disposal of property and equipment	1,634	224	457	583
Proceeds from disposal of long-term investments			8
Purchase of time deposits			(300)
Proceeds from maturity of time deposits	300	41
Loan provided to related parties	(33,383)	(4,573)
Loan collected from related parties	7,792	1,067
Net cash used in investing activities from continuing operations	(89,208)	(12,221)	(34,544)	(28,818)
Net cash provided by/(used in) investing activities from discontinued operation	(1,835)	(251)	106,592	6,109
Net cash (used in)/provided by investing activities	(91,043)	(12,472)	72,048	(22,709)
Financing activities:
Proceeds from bank borrowing	26,290	3,602		30,000
Repayment of bank borrowings			(30,000)	(30,000)
Issuance of Class A ordinary shares in connection with exercise of share options	142	19	227	107
Prepayments of acquire noncontrolling interests	(440)	(60)	(1,580)	(7,109)
Repurchase of treasury shares	(7,360)	(1,008)	(2,428)	(17,103)
Net cash (used in)/provided by financing activities from continuing operations	18,632	2,553	(33,781)	(24,105)
Net cash provided by/ (used in) financing activities from discontinued operation	(7,792)	(1,067)	(2,000)	22,000
Net cash (used in)/provided by financing activities	10,840	1,486	(35,781)	(2,105)
Changes in cash, cash equivalents and restricted cash	(201,658)	(27,626)	(82,668)	(52,342)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	93	13	(1,447)	2,288
Net change in cash, cash equivalents and restricted cash	(201,565)	(27,613)	(84,115)	(50,054)
Cash, cash equivalents and restricted cash at the beginning of the year	289,852	40,825	373,967	424,021
Cash and cash equivalents at end of year	48,321	6,620	279,757	356,237
Restricted cash	39,966	5,475	10,095	17,730
Cash, cash equivalents and restricted cash at the end of the year	88,287	12,095	289,852	373,967
Less: Cash, cash equivalents and restricted cash of discontinued operation	41,768	5,722	62,588	175,438
Cash, cash equivalents and restricted cash at end of year	46,519	6,373	227,264	198,529
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	837	115	229	45
Interest paid	473	65	626	1,340
Non-cash investing and financing activities from continuing operations:
Accrual for purchase of equipment	(5,018)	(687)	3,986	3,727
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 154,891	$ 21,220	¥ 132,001	¥ 80,403